UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC
Address: One North Wacker Drive, Suite 2200, Chicago, IL  60606-2823


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael J. Jacobs
Title: Compliance Officer
Phone: 312-553-8486

Signature, Place, and Date of Signing:

MICHAEL J. JACOBS   CHICAGO, IL   FEBRUARY 12, 2008


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

13F File Number    		Name
NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  162,388



List of Other Included Managers:

No.   13F File Number    Name
1     28-2682            UBS GLOBAL ASSET MANAGEMENT (AMERICAS), INC.
2     028-00115          T. ROWE PRICE ASSOCIATES, INC.

FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
ARUBA NETWORKS INC              COMSTOCK        043176106    1452      97415 SH       SHARE                     0    97415        0
CAVIUM NETWORKS INC             COMSTOCK        14965A101     206       8937 SH       SOLE                   8937        0        0
CAVIUM NETWORKS INC             COMSTOCK        14965A101    2699     117236 SH       SHARE                     0   117236        0
CBEYOND INC                     COMSTOCK        149847105   27293     700000 SH       SHARE                     0   700000        0
CENTENNIAL COMMUNICATIONS CORP  COMSTOCK        15133V208     279      30000 SH       SHARE                     0    30000        0
CITRIX SYSTEMS INC              COMSTOCK        177376100    1426      37506 SH       SOLE                  37506        0        0
CITRIX SYSTEMS INC              COMSTOCK        177376100    1294      34050 SH       SHARE                     0    34050        0
COMBINATORX INC                 COMSTOCK        20010A103    3200     720674 SH       SHARE                     0   720674        0
COMSCORE INC                    COMSTOCK        20564W105   55509    1701156 SH       SHARE                     0  1701156        0
DATA DOMAIN INC                 COMSTOCK        23767P109     208       7890 SH       SOLE                   7890        0        0
DATA DOMAIN INC                 COMSTOCK        23767P109     251       9536 SH       SHARE                     0     9536        0
FIBERTOWER CORP                 COMSTOCK        31567R100      41      17797 SH       SOLE                  17797        0        0
INFINERA CORP                   COMSTOCK        45667G103     611      41173 SH       SHARE                     0    41173        0
JAZZ PHARMACEUTICALS INC        COMSTOCK        472147107    2922     198794 SH       SOLE                 198794        0        0
JAZZ PHARMACEUTICALS INC        COMSTOCK        472147107    2922     198794 SH       SHARE                     0   198794        0
METROPCS COMMUNICATIONS INC     COMSTOCK        591708102   33898    1742849 SH       SHARE                     0  1742849        0
NXSTAGE MEDICAL INC             COMSTOCK        67072V103   11331     746903 SH       SHARE                     0   746903        0
PHARMION CORP                   COMSTOCK        71715B409    1712      27238 SH       SOLE                  27238        0        0
PHARMION CORP                   COMSTOCK        71715B409    2306      36683 SH       SHARE                     0    36683        0
SAVVIS INC                      COMSTOCK        805423308    1194      42779 SH       SHARE                     0    42779        0
SPREADTRUM COMMUNICATIONS       ADR             849415203     284      23154 SH       SOLE                  23154        0        0
SPREADTRUM COMMUNICATIONS       ADR             849415203     423      34534 SH       SHARE                     0    34534        0
TRANSDIGM GROUP INC             COMSTOCK        893641100     657      14536 SH       SOLE                  14536        0        0
TRANSDIGM GROUP INC             COMSTOCK        893641100     1978     43788 SH       SHARE                     0    43788        0
XTENT INC                       COMSTOCK        984141101     8292    842696 SH       SOLE                 842696        0        0
